Personnel expenses - Actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses
Discount rate	3.50%	3.40%	4.00%
Assumption of early pension withdrawal	20.00%	20.00%	20.00%
Expected salary increase	2.00%	2.00%	2.00%
Expected inflation	2.00%	2.00%	2.00%
Expected lifetime	DUS23	DUS23	DUS21
Expected turnover	5.00%	5.00%	5.00%